Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 930,000
Previously Paid Amount	0.00
Total Fee Amount	142.38
Total Offset Amount	0.00
Net Fee	142.38
Narrative - Max Aggregate Offering Price	$ 930,000
Final Prospectus	true